CRYPTOCURRENCIES - Additional information about Bitcoins (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Additional information about BTC
Realized gain or loss	¥ 10,864,747	$ 1,575,240
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Operating Expenses	Operating Expenses
Bitcoins
Additional information about BTC
Opening balance	¥ 77,693,877
Receipt of BTC from Cryptocurrency mining	101,782,024		¥ 128,598,905
Interest income	937
Sales of BTC in exchange of cash	(5,637,172)
Exchange of BTC into other cryptocurrency	(67,987,322)
Used in operating activities	(1,121,887)		(17,556)
Realized gain or loss	11,078,688
Less: Impairment of cryptocurrencies	(55,232,216)		(50,887,472)
Ending balance	¥ 60,576,929		¥ 77,693,877